UNITED STATES
                SECURITIES AND EXCHANGE COMMISSION
                      Washington, D.C.  20549
                             FORM 13F
                        FORM 13F COVER PAGE

Report for the Quarter Ended:   September 30, 2004

Check here if Amendment [   ]; Amendment Number:_____
     This Amendment (Check only one.):  [   ] is a restatement.
                                        [   ] adds new holding
                                              entries.

Institutional Investment Manager Filing this Report:

Name:     Marietta Investment Partners, LLC
Address:  100 East Wisconsin Avenue, Suite 2650
          Milwaukee, WI 53202

Form 13F File No:   028-05741

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of the Reporting Manager:

Name:          Christine M. Smyth
Title:         Development Director
Phone:         (414) 289-9080
Signature, Place, and Date of Signing:



 /s/ Christine M. Smyth     Milwaukee, Wisconsin       11-11-04
 -----------------------  -----------------------    ------------
        (Signature)           (City/State)              (Date)

Report Type (Check only one.):

[ X ]     13F Holdings Report (Check here if all holdings of this
     reporting manager are reported in this report.)

[   ]     13F Notice (Check here if no holdings reported are in
     this report, and all holdings are reported by other reporting manager(s).)

[   ]     13F Combination Report (Check here if a portion of the
     holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:     None


Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                  0

Form 13F Information Table Entry Total:            91

Form 13F Information Table Value Total:      $265,641 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
None

                                        Marietta Investment Partners
                                                  FORM 13F
                                             Managed Portfolios
                                                  30-Sep-04
                                                                                            Voting Authority
                               Title of              Value    Shares/ Sh/ Put/ Invstmt Otr  ----------------
Name of Issuer                  class      CUSIP     (x1,000) Prn Amt Prn Call Dscrtn  Mgr  Sole   Shrd  None
---------------------------    ---------   ------    ------  -------- --- ---- ------  ---  ------ ----- -----

3M CO.                         COM         88579Y101   3,364    42,064 SH      Sole        41,964         100
ABBOTT LABS                    COM         002824100   1,719    40,575 SH      Sole        37,675       2,900
AFLAC INC.                     COM         001055102     423    10,800 SH      Sole        10,800
ALCOA INC.                     COM         013817101     423    12,600 SH      Sole        11,200       1,400
AMERICAN INTL GROUP INC.       COM         026874107  12,782   187,995 SH      Sole       149,680      38,315
AMGEN INC.                     COM         031162100   6,898   121,422 SH      Sole        96,072      25,350
APACHE CORP.                   COM         037411105   6,796   135,616 SH      Sole       109,026      26,590
ASSOCIATED BANC CORP.          COM         045487105     152     4,725 SH      Sole         4,725
BANK OF AMERICA CORP.          COM         060505104     566    13,059 SH      Sole         8,349       4,710
BANTA CORP.                    COM         066821109     393     9,897 SH      Sole         9,897
BERKSHIRE HATHAWAY INC. CL A   COM         084670108   1,646        19 SH      Sole             1          18
BP PLC                         COM         055622104   1,520    26,414 SH      Sole        26,414
BRIGGS & STRATTON CORP.        COM         109043109   1,377    16,960 SH      Sole        14,800       2,160
BRISTOL MYERS SQUIBB           COM         110122108     447    18,895 SH      Sole        17,295       1,600
CAMPBELL SOUP CO.              COM         134429109     294    11,200 SH      Sole        11,200
CHEVRONTEXACO CORP.            COM         166764100   1,615    30,112 SH      Sole        29,612         500
CISCO SYS INC.                 COM         17275R102   3,515   194,180 SH      Sole       169,880      24,300
CITIGROUP INC.                 COM         172967101   7,913   179,342 SH      Sole       148,943      30,399
COACH INC.                     COM         189754104   6,160   145,215 SH      Sole       106,415      38,800
COCA COLA CO.                  COM         191216100     353     8,825 SH      Sole         7,545       1,280
CONOCOPHILLIPS                 COM         20825C104     287     3,459 SH      Sole         3,459
DANAHER CORP DEL               COM         235851102   4,889    95,349 SH      Sole        75,599      19,750
DELL INC.                      COM         24702R101   1,031    28,968 SH      Sole        28,018         950
DOMINION RES VA NEW            COM         25746U109     616     9,442 SH      Sole         9,442
DOW CHEM CO.                   COM         260543103   1,045    23,136 SH      Sole        23,136
DU PONT E I DE NEMOURS         COM         263534109     868    20,283 SH      Sole        20,283
EMERSON ELEC CO.               COM         291011104     965    15,600 SH      Sole        14,800         800
EXXON MOBIL CORP.              COM         30231G102   4,194    86,782 SH      Sole        82,982       3,800
FASTENAL CO.                   COM         311900104     564     9,800 SH      Sole         2,000       7,800
FISERV INC.                    COM         337738108  10,547   302,552 SH      Sole       226,335      76,217
FLEXTRONICS INTL LTD ORD       COM         Y2573F102   5,108   385,544 SH      Sole       295,444      90,100
GENERAL ELEC CO.               COM         369604103  13,161   391,935 SH      Sole       315,907      76,028
GOLDMAN SACHS GROUP.           COM         38141G104   6,053    64,919 SH      Sole        53,519      11,400
HARLEY DAVIDSON INC.           COM         412822108   4,331    72,871 SH      Sole        59,471      13,400
HERSHEY FOODS CORP.            COM         427866108     206     4,400 SH      Sole           400       4,000
ILLINOIS TOOL WKS INC.         COM         452308109   6,339    68,040 SH      Sole        56,540      11,500
INTEL CORP.                    COM         458140100   5,303   264,358 SH      Sole       217,658      46,700
INTERNATIONAL BUSINESS MACHS C COM         459200101   2,662    31,043 SH      Sole        26,143       4,900
ISHARES TR                 DJ SEL DIV INX  464287168     891    15,530 SH      Sole        15,430         100
ISHARES TR                 MSCI EAFE IDX   464287465     332     2,350 SH      Sole         2,350
JOHNSON & JOHNSON              COM         478160104   3,969    70,465 SH      Sole        53,715      16,750
JPMORGAN CHASE & COMPANY       COM         46625H100   1,556    39,161 SH      Sole        38,307         854
KIMBERLY CLARK CORP.           COM         494368103   2,329    36,064 SH      Sole        33,310       2,754
KOHLS CORP.                    COM         500255104     731    15,172 SH      Sole        15,172
LAUREATE EDUCATION INC.        COM         518613104     370     9,935 SH      Sole         9,935
LILLY ELI & CO.                COM         532457108   2,447    40,749 SH      Sole        39,149       1,600
LOWES COMPANIES                COM         548661107   5,910   108,740 SH      Sole        83,140      25,600
MANPOWER INC.                  COM         56418H100     489    11,000 SH      Sole        11,000
MARSHALL & ILSLEY CORP.        COM         571834100   2,188    54,303 SH      Sole        51,303       3,000
MASCO CORP.                    COM         574599106   2,622    75,928 SH      Sole        73,728       2,200
MBNA CORP.                     COM         55262L100   6,456   256,207 SH      Sole       213,907      42,300
MEDTRONIC INC.                 COM         585055106  10,957   211,125 SH      Sole       156,275      54,850
MERCK & CO INC.                COM         589331107   1,372    41,575 SH      Sole        37,610       3,965
MGIC INVT CORP WIS             COM         552848103   1,724    25,900 SH      Sole        24,000       1,900
MICROSOFT CORP.                COM         594918104   8,650   312,847 SH      Sole       255,047      57,800
MIDCAP SPDR TR                 UNIT SER 1  595635103     313     2,890 SH      Sole         2,890
MOLEX INC CL A                 COM         608554200   5,866   222,876 SH      Sole       170,339      52,537
NASDAQ 100 TR                  UNIT SER 1  631100104     496    14,120 SH      Sole         1,720      12,400
NATIONAL PRESTO INDS           COM         637215104     287     6,862 SH      Sole         6,862
NEWMONT MINING CORP.           COM         651639106     375     8,240 SH      Sole         7,840         400
NIKE INC. CL B                 COM         654106103   4,903    62,220 SH      Sole        49,070      13,150
NORDSTROM INC.                 COM         655664100     462    12,085 SH      Sole        11,435         650
PENWEST PHARMACEUTICAL         COM         709754105     147    13,059 SH      Other       13,059
PEPSICO INC.                   COM         713448108   4,201    86,360 SH      Sole        84,460       1,900
PFIZER INC.                    COM         717081103   9,757   318,857 SH      Sole       285,182      33,675
PPG INDS INC.                  COM         693506107     433     7,064 SH      Sole         7,064
PROCTER & GAMBLE CO.           COM         742718109   7,264   134,225 SH      Sole       118,825      15,400
ROYAL DUTCH PETE CO NY REG GLD COM         780257804   1,398    27,100 SH      Sole        25,112       1,988
RUBY TUESDAY INC.              COM         781182100   1,617    58,030 SH      Sole        49,330       8,700
SALOMON BROTHERS FD            COM         795477108     298    25,000 SH      Sole                    25,000
SARA LEE CORP.                 COM         803111103     762    33,320 SH      Sole        33,320
SENSIENT TECH                  COM         81725T100     569    26,314 SH      Sole        26,314
SMITH INVT CO.                 COM         832118103     234     5,700 SH      Sole         5,700
SNAP ON INC.                   COM         833034101     310    11,248 SH      Sole        11,248
SPDR TR                        UNIT SER 1  78462F103     916     8,200 SH      Sole         1,400       6,800
STATE STREET CORP.             COM         857477103   7,595   177,827 SH      Sole       140,602      37,225
STRATTEC SEC CORP.             COM         863111100   1,022    16,422 SH      Sole        15,990         432
SYSCO CORP.                    COM         871829107   4,291   143,409 SH      Sole       113,509      29,900
TARGET CORP.                   COM         87612E106   2,850    62,990 SH      Sole        57,290       5,700
TEXAS INSTRUMENTS INC.         COM         882508104   4,710   221,325 SH      Sole       173,975      47,350
TOTAL LOGISTICS INC.           COM         89151W109     723    30,200 SH      Sole        30,200
URBAN OUTFITTERS INC.          COM         917047102     370    10,765 SH      Sole        10,765
US BANCORP DEL COM NEW         COM         902973304   2,346    81,179 SH      Sole        81,179
WAL MART STORES INC.           COM         931142103   1,105    20,770 SH      Sole        13,570       7,200
WALGREEN CO.                   COM         931422109   7,322   204,353 SH      Sole       168,853      35,500
WEATHERFORD INTL LTD.          COM         G95089101     737    14,450 SH      Sole        14,450
WELLS FARGO CO.                COM         949746101   1,869    31,350 SH      Sole        29,750       1,600
WEYERHAEUSER CO.               COM         962166104     319     4,800 SH      Sole         4,800
WILLIAMS SONOMA INC.           COM         969904101   1,624    43,245 SH      Sole        42,745         500
XEROX CORP.                    COM         984121103     239    17,000 SH      Sole        17,000
ZIMMER HOLDINGS INC W/I        COM         98956P102   8,393   106,191 SH      Sole        83,181      23,010
REPORT SUMMARY                  91                   265,641